Interest and other income - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Income from subleasing right-of-use assets	$ 420	$ 493	$ 418